CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Comprehensive Income (loss)	Ordinary Shares	Additional Paid-In Capital	Shares Repurchased	Accumulated Other Comprehensive Income	Retained Earnings	Noncontrolling Interest
Balances at Dec. 31, 2008	$ 624,548		$ 7,464	$ 382,880		$ 51,592	$ 178,569	$ 4,043
Balances (in shares) at Dec. 31, 2008			56,121,000
Increase (Decrease) in Shareholders' Equity
Repurchase of ordinary shares	(50,074)				(50,074)
Repurchase of ordinary shares (in shares)					(2,455,000)
Cancellation of repurchased ordinary shares			(327)	(49,747)	50,074
Cancellation of repurchased ordinary shares (in shares)			(2,455,000)		2,455,000
Issuance of ordinary shares pursuant to stock plans	26,175		219	25,956
Issuance of ordinary shares pursuant to stock plans (in shares)			1,644,000
Issuance of ordinary shares pursuant to private equity placement	180,000		746	179,254
Issuance of ordinary shares pursuant to private equity placement (in shares)			5,609,000
Issuance cost of private equity placement	(349)			(349)
Stock-based compensation expenses of stock plans	22,637			22,637
Stock-based compensation expenses of private equity placement	10,726			10,726
Sale of subsidiaries' shares to noncontrolling interest	798							798
Purchase of subsidiaries' shares from noncontrolling interest	(342)			(171)				(171)
Disposal of noncontrolling interest in a subsidiary	(4,270)			(162)				(4,108)
Comprehensive income (loss):
Net income (loss)	412,305	412,305					411,895	410
Others	329	329				329
Currency translation adjustments	216	216				216
Total comprehensive income (loss)	412,850	412,850
Balances at Dec. 31, 2009	1,222,699		8,102	571,024		52,137	590,464	972
Balances (in shares) at Dec. 31, 2009			60,919,000
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans	11,798		114	11,684
Issuance of ordinary shares pursuant to stock plans (in shares)			856,000
Stock-based compensation expenses of stock plans	13,402			13,402
Sale of subsidiaries' shares to noncontrolling interest	453							453
Comprehensive income (loss):
Net income (loss)	(19,339)	(19,339)					(19,094)	(245)
Unrealized gain (loss) on available-for-sale securities, net	868	868				868
Currency translation adjustments	10,645	10,645				10,607		38
Total comprehensive income (loss)	(7,826)	(7,826)
Balances at Dec. 31, 2010	1,240,526		8,216	596,110		63,612	571,370	1,218
Balances (in shares) at Dec. 31, 2010	61,775,000		61,775,000
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans	6,164		82	6,082
Issuance of ordinary shares pursuant to stock plans (in shares)			615,000
Issuance of ordinary shares pursuant to convertible bond conversion	96,798		499	96,299
Issuance of ordinary shares pursuant to convertible bond conversion (in shares)	3,800,000		3,753,000
Stock-based compensation expenses of stock plans	16,607			16,607
Sale of subsidiaries' shares to noncontrolling interest	5,702							5,702
Comprehensive income (loss):
Net income (loss)	(302,418)	(302,418)					(302,092)	(326)
Unrealized gain (loss) on available-for-sale securities, net	(23,257)	(23,257)				(23,257)
Currency translation adjustments	22,227	22,227				22,142		85
Total comprehensive income (loss)	(303,448)	(303,448)
Balances at Dec. 31, 2011	$ 1,062,349		$ 8,797	$ 715,098	$ 0	$ 62,497	$ 269,278	$ 6,679
Balances (in shares) at Dec. 31, 2011	66,143,000		66,143,000